ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	June 30,	December 31,
	2026	2025
	(unaudited)
Accrued professional expenses	$1,218,318	$1,286,891
Due to a third party (a)	294,764	—
Other tax payable	223,869	—
Others	147,479	202,802
	$1,884,430	$1,489,693
(a)	The balance of due to a third party represented borrowings from the third party for operating purpose. The borrowing was interest free and was repaid in July 2026.